Employee Benefit Plans (Reconciliation of Changes in Projected Benefit Obligation and Change in Plan Assets) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Qualified Pension
Defined Benefit Plan Disclosure [Line Items]
Accumulated benefit obligation at end of year	$ 4,740	$ 4,315
Projected benefit obligation at beginning of year	4,355	4,789
Service cost	115	116	$ 160
Interest cost	186	171	179
Amendments	21
Actuarial (gains)/losses and changes in assumptions	498	(424)
Benefits paid	(288)	(297)
Projected benefit obligation at end of year	4,887	4,355	4,789
Fair value of plan assets, beginning balance	4,963	5,253
Actual return on plan assets	979	(193)
Employer contribution		200
Benefits paid	(288)	(297)
Fair value of plan assets, end balance	5,654	4,963	5,253
Funded status	767	608
Noncurrent asset	767	608
Net amount recognized on the consolidated balance sheet	767	608
Prior service cost (credit)	29	12
Net actuarial loss (gain)	411	608
Amount recognized in AOCI	440	620
Nonqualified Pension
Defined Benefit Plan Disclosure [Line Items]
Accumulated benefit obligation at end of year	259	253
Projected benefit obligation at beginning of year	258	286
Service cost	3	3	3
Interest cost	10	9	10
Actuarial (gains)/losses and changes in assumptions	25	(16)
Benefits paid	(31)	(24)
Projected benefit obligation at end of year	265	258	286
Fair value of plan assets, beginning balance	0
Employer contribution	31	24
Benefits paid	(31)	(24)
Fair value of plan assets, end balance	0	0
Funded status	(265)	(258)
Current liability	(26)	(26)
Noncurrent liability	(239)	(232)
Net amount recognized on the consolidated balance sheet	(265)	(258)
Net actuarial loss (gain)	78	57
Amount recognized in AOCI	78	57
Postretirement Benefits
Defined Benefit Plan Disclosure [Line Items]
Projected benefit obligation at beginning of year	322	355
Service cost	4	5	5
Interest cost	13	12	14
Actuarial (gains)/losses and changes in assumptions	18	(28)
Participant contributions	3	3
Federal Medicare subsidy on benefits paid		1
Benefits paid	(27)	(26)
Projected benefit obligation at end of year	333	322	355
Fair value of plan assets, beginning balance	232	230
Actual return on plan assets	15	3
Employer contribution	24	21
Participant contributions	3	3
Federal Medicare subsidy on benefits paid		1
Benefits paid	(27)	(26)
Fair value of plan assets, end balance	247	232	$ 230
Funded status	(86)	(90)
Current liability	(2)	(2)
Noncurrent liability	(84)	(88)
Net amount recognized on the consolidated balance sheet	(86)	(90)
Prior service cost (credit)	2	1
Net actuarial loss (gain)	1	(7)
Amount recognized in AOCI	$ 3	$ (6)